Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	119 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000141690
Average Annual Return [Line Items]
Average Annual Return, Percent	23.31%	10.98%		8.53%
Without Sales Load [Member] | C000141691
Average Annual Return [Line Items]
Average Annual Return, Percent	22.94%	10.72%		8.26%
Without Sales Load [Member] | C000169049
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%	11.19%	11.26%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		11.89%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		11.89%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	10.78%		8.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	10.78%		8.23%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.09%	10.78%	10.80%